Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 16, 2012
Prospectus Date	rr_ProspectusDate	Feb. 16, 2012
Supplement Text [AMETF]	wells_SupplementTextBlock
SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
For
Wells Fargo Advantage California Limited-Term Tax-Free Fund,
Wells Fargo Advantage California Tax-Free Fund,
Wells Fargo Advantage Colorado Tax-Free Fund,
Wells Fargo Advantage Intermediate Tax/AMT-Free Fund,
Wells Fargo Advantage Minnesota Tax-Free Fund,
Wells Fargo Advantage Municipal Bond Fund,
Wells Fargo Advantage North Carolina Tax-Free Fund,
Wells Fargo Advantage Pennsylvania Tax-Free Fund,
Wells Fargo Advantage Short-Term Municipal Bond Fund,
Wells Fargo Advantage Strategic Municipal Bond Fund, and
Wells Fargo Advantage Wisconsin Tax-Free Fund
(Each, a "Fund" and together, the "Funds")

Each of the Funds' prospectuses is supplemented as follows:

Wells Fargo Advantage Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative Supplement [Text Block]	wells_SupplementTextBlock_01	The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Risk Narrative Supplement [Text Block]	wells_SupplementTextBlock_02	Effective April 1, 2012, the following principal investment risk applies to the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage Strategic Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative Supplement [Text Block]	wells_SupplementTextBlock_01	The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Risk Narrative Supplement [Text Block]	wells_SupplementTextBlock_02	Effective April 1, 2012, the following principal investment risk applies to the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage Pennsylvania Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative Supplement [Text Block]	wells_SupplementTextBlock_01	The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Risk Narrative Supplement [Text Block]	wells_SupplementTextBlock_02	Effective April 1, 2012, the following principal investment risk applies to the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage Short-Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative Supplement [Text Block]	wells_SupplementTextBlock_01	The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Risk Narrative Supplement [Text Block]	wells_SupplementTextBlock_02	Effective April 1, 2012, the following principal investment risk applies to the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage North Carolina Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative Supplement [Text Block]	wells_SupplementTextBlock_01	The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Risk Narrative Supplement [Text Block]	wells_SupplementTextBlock_02	Effective April 1, 2012, the following principal investment risk applies to the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage California Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative Supplement [Text Block]	wells_SupplementTextBlock_01	The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Risk Narrative Supplement [Text Block]	wells_SupplementTextBlock_02	Effective April 1, 2012, the following principal investment risk applies to the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage California Limited-Term Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative Supplement [Text Block]	wells_SupplementTextBlock_01	The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Risk Narrative Supplement [Text Block]	wells_SupplementTextBlock_02	Effective April 1, 2012, the following principal investment risk applies to the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative Supplement [Text Block]	wells_SupplementTextBlock_01	The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Risk Narrative Supplement [Text Block]	wells_SupplementTextBlock_02	Effective April 1, 2012, the following principal investment risk applies to the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage Minnesota Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative Supplement [Text Block]	wells_SupplementTextBlock_01	The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Risk Narrative Supplement [Text Block]	wells_SupplementTextBlock_02	Effective April 1, 2012, the following principal investment risk applies to the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage Colorado Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative Supplement [Text Block]	wells_SupplementTextBlock_01	The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Risk Narrative Supplement [Text Block]	wells_SupplementTextBlock_02	Effective April 1, 2012, the following principal investment risk applies to the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Wells Fargo Advantage Wisconsin Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative Supplement [Text Block]	wells_SupplementTextBlock_01	The sections entitled "Principal Investment Strategies" for each Fund are supplemented to add the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective April 1, 2012, we may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

Risk Narrative Supplement [Text Block]	wells_SupplementTextBlock_02	Effective April 1, 2012, the following principal investment risk applies to the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.